Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 227,288	$ 290,245	$ 313,396
Time charter and voyage expenses	(21,919)	(4,980)	(4,492)
Direct vessel expenses	(4,198)	(3,567)	(1,532)
Management fees (entirely through related party transactions)	(94,973)	(97,866)	(95,336)
General and administrative expenses	(13,969)	(17,057)	(15,532)
Depreciation and amortization	(56,880)	(57,617)	(57,623)
Interest income	10,042	4,767	1,683
Interest expenses and finance cost	(76,438)	(75,987)	(73,561)
Gain on sale of vessels	0	11,749	5,771
Equity/ (loss) in net earnings of affiliated companies	(46,657)	15,499	18,436
Other income	82	377	41
Other expense	(1,277)	(2,685)	(1,514)
Net (loss)/ income	(78,899)	62,878	89,737
Dividend on preferred shares Series B	0	0	(78)
Dividend on preferred shares Series D	0	0	(281)
Dividend on restricted shares	(89)	(105)	(245)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,835	(3,058)	(4,337)
Net (loss)/ income attributable to common stockholders, basic	(75,153)	59,715	84,796
Dividend on preferred shares Series B	0	0	78
Dividend on preferred shares Series D	0	0	281
Dividend on restricted shares	0	105	245
Net (loss)/ income attributable to common stockholders, diluted	$ (75,153)	$ 59,820	$ 85,400
Net (loss)/ income per share, basic	$ (0.5)	$ 0.4	$ 0.57
Weighted average number of shares, basic	150,412,031	149,932,713	150,025,086
Net (loss)/ income per share, diluted	$ (0.5)	$ 0.4	$ 0.56
Weighted average number of shares, diluted	150,412,031	150,736,156	153,300,395